Share-Based Compensation (Details)			12 Months Ended
	Mar. 27, 2026 shares	Aug. 08, 2025 shares	Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2024 HKD ($) shares	Jun. 30, 2026 USD ($)
Share-Based Compensation [Line Items]
Recognized share-based compensation expense			$ 3,545,810	$ 452,156
Unrecognized compensation cost			3,545,811				$ 452,157
Unrecognized tax benefits | $
Share options or awards granted
Awards forfeited
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Grant-date fair value			$ 7,091,621	$ 904,313
Grant date per share value | $ / shares			$ 3.8
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issued shares	2,400,000
Maximum aggregate number of shares may be issued		800,000
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member] | Global Engine Group Holding Limited [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares may be issued		366,000
Consultant [Member] | 2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issued shares	240,000